Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2018
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities

The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2018 and 2017.

	At March 31,
	2018	2017
	(In millions)
Loan commitments	¥60,107,128	¥62,357,210
Financial guarantees and other credit-related contingent liabilities	8,426,245	7,924,711

Total	¥68,533,373	¥70,281,921